Related Party Transactions - Schedule of Related Parties Transactions or Balances (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Jun. 30, 2024
c) Loans provided to related parties
Loans provided to related parties		$ 1,023,366		$ 2,984,351	$ 6,513,930
f) Loans provided from related parties
Proceeds from Related Party Debt		$ 56,977
Xiao Feng Yang [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Chairman of the Board
Raymond Ming Hui Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Company		CEO of the Company
EMIT [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Noncontrolling interest shareholder of JAJI China
UniDev [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Equity investee of the Company
Due from related parties, current:
Due from related parties, current:	[1]	$ 9,432
Due to related parties:
Due to related parties				2,779
b) Services provided by related parties
Services provided by related parties		7,206		35,396	165,676
c) Loans provided to related parties
Loans provided to related parties					55,365
d) Repayment of loans from related parties
Repayment of loans from related parties					193,777
e) Interest income received from related parties
Interest income received from related parties					8,549
Fuson Group [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Equity investee of the Company
Due from related parties, current:
Due from related parties, current:		$ 4,123,151		4,628,295
Due from related parties, non-current:
Due from related parties, non-current:	[2]	2,399,559		2,069,730
Due to related parties:
Due to related parties		14,711		14,917
a) Consulting services provided to related parties
Consulting services provided to related parties		80,775		116,760	87,172
b) Services provided by related parties
Services provided by related parties		238,776		0	0
c) Loans provided to related parties
Loans provided to related parties		27,166		13,758	18,894
d) Repayment of loans from related parties
Repayment of loans from related parties		959,360		2,984,351	6,043,329
e) Interest income received from related parties
Interest income received from related parties		128,157		293,103	14,481
g) Rental income from related party
Rental income from related party		811,272		2,936,754	194,897
h) Other revenue from related party
Other revenue from related party				59,241	59,016
Shanghai Qinhui Shang Information Technology Co., Ltd. (“Qinhui”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Equity investee of the Company
MCT [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Noncontrolling interest shareholder of MSCT
Due to related parties:
Due to related parties		$ 1,951		4,188
Provision [Member]
Due from related parties, current:
Less: allowance for credit losses		(3,059,319)		(253,700)
Due from related parties, non-current:
Less: allowance for credit losses				(123,770)
Related Party [Member]
Due from related parties, current:
Due from related parties, current:		1,085,005		4,374,595
Due from related parties, non-current:
Due from related parties, non-current:		1,589,657		1,945,960
Due to related parties:
Due to related parties		75,394		21,884
a) Consulting services provided to related parties
Consulting services provided to related parties		36,507		53,984	184,570
b) Services provided by related parties
Services provided by related parties		1,023,366		2,984,351	6,513,930
c) Loans provided to related parties
Loans provided to related parties		811,272		2,936,754	803,910
d) Repayment of loans from related parties
Repayment of loans from related parties		128,157		293,103	25,937
Beijing Bright [Member]
b) Services provided by related parties
Services provided by related parties		2,135		4,830
c) Loans provided to related parties
Loans provided to related parties					415,236
d) Repayment of loans from related parties
Repayment of loans from related parties					415,236
e) Interest income received from related parties
Interest income received from related parties					2,907
Qin Er Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Company		Immediate family member of the CEO
Due from related parties, current:
Due from related parties, current:		$ 11,741	[1]
Due from related parties, non-current:
Due from related parties, non-current:	[1]	52,018
c) Loans provided to related parties
Loans provided to related parties		64,006
Qinhui [Member]
Due to related parties:
Due to related parties		58,732
f) Loans provided from related parties
Proceeds from Related Party Debt		$ 56,977

[1]	The balance represent the loan due from Qin Er Lin which should be repaid within five years. The interest rates for the loan was 4.0% as of June 30, 2026.Qin Er Lin repaid the loan from related parties on October 8, 2026.
[2]	The balance represents loans due from Fuson Group with 6.50% interest rate, which should be repaid within 30 months.